Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	DREYFUS BOND FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000075176
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2013
Dreyfus Municipal Bond Fund (Prospectus Summary) | Dreyfus Municipal Bond Fund | Dreyfus Municipal Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRTAX